ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Interest expense	$ 28,206	$ 37,056
Vessel operating expenses	7,819	7,688
Administrative expenses	5,810	6,135
Current tax payable	440	396
Accrued expenses	$ 42,275	$ 51,275